111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborcapital.com

Supplement to the Prospectus, dated March 1, 2025

May 23, 2025
Effective May 30, 2025 (the “Effective Date”), the Harbor International Core Fund and the Harbor Mid Cap Fund will no longer offer Administrative Class shares. As a result, all references to Administrative Class shares are removed from the Prospectus and Statement of Additional Information for Harbor International Core Fund and Harbor Mid Cap Fund as of the Effective Date.
Investors Should Retain This Supplement For Future Reference
S0525.P.SAI.HF